Fair Value Measurements - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Fair Value Disclosures [Abstract]
Change in the fair value of contingent consideration	$ 0	$ 0